Other Current Liabilities	12 Months Ended
Dec. 31, 2025
Boost Run Holdings LLC [Member]
Restructuring Cost and Reserve [Line Items]
Other Current Liabilities

Note 7. Other Current Liabilities

Other current liabilities consisted of the following:

	December 31,
	2025	2024
Customer deposits	$15,426	$424
Accrued bonus	248	122
Taxes	6	-
Other	981	-
Total other current liabilities	$16,661	$546